Synthetic Genomics Asset Acquisition (Details) - USD ($)							3 Months Ended		9 Months Ended		12 Months Ended
	Feb. 28, 2020	Jan. 01, 2020	Feb. 28, 2019	Jan. 01, 2019	Dec. 20, 2018	Feb. 28, 2018	Sep. 30, 2019	Sep. 30, 2018	Sep. 30, 2019	Sep. 30, 2018	Dec. 31, 2018	Jan. 01, 2021	May 09, 2019	May 08, 2019
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Issuance of common stock and conversion of deferred consideration for asset acquisition									$ 1,462,000
Derivative liability, fair value											$ 1,117,000
Derivative liability											1,117,000
Gain on derivative liability								$ (105,000)	1,117,000	$ (241,000)
Interest expense							$ 190,000	$ 307,000	726,000	676,000
C3J [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Cash paid for productive assets						$ 8,000,000
Cash paid acquisition of assets						1,000,000
Issuance of common stock and conversion of deferred consideration for asset acquisition						27,000,000
Derivative liability, fair value											1,117,000
Derivative liability											1,117,000
Gain on derivative liability											1,724,000
Interest expense											$ 1,013,000
Synthetic Genomics Inc [Member] | C3J [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Cash paid for productive assets						8,000,000
Cash paid acquisition of assets			$ 1,000,000	$ 1,000,000	$ 1,000,000	1,000,000
Issuance of common stock and conversion of deferred consideration for asset acquisition						27,000,000
Percentage of fully diluted capitalized for issuance of common stock					10.00%
Maximum potential milestone payments					$ 39,500,000
Derivative liability, fair value													$ 0	$ 2,800,000
Derivative liability							2,900,000		2,900,000
Gain on derivative liability									2,000,000
Gain on restructuring									0
Interest expense									$ 716,000	$ 676,000
Equity payment obligation									516,976
Synthetic Genomics Inc [Member] | C3J [Member] | Scenario, Plan [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Cash paid acquisition of assets	$ 1,000,000	$ 1,000,000				$ 5,000,000
Payable at three years from closing / on January 31, 2021												$ 2,000,000
Synthetic Genomics Inc [Member] | C3J [Member] | Fair Value, Measurements, Nonrecurring [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value of assets acquired							$ 6,800,000		$ 6,800,000